Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 21,306		$ 41,132
Cost of revenue	4,312		4,862
Gross profit	16,994		36,270
Operating expenses	1,052,210	1,035,628	3,163,485	3,770,929	$ 4,603,886	$ 5,410,923
Loss from operations	(1,035,216)	(1,035,628)	(3,127,215)	(3,770,929)	(4,603,886)	(5,410,923)
Other income (expense)
Change in fair value of derivative liability	(3,431,939)	(4,544,656)	(970,760)	(6,945,434)	(2,982,543)	2,853,291
Gain (loss) on settlement of debt	49,806	(58,197)	308,151	2,175,459	80,294	124,888
Gain (loss) on extinguishment of debt					2,485,277	(488,149)
Settlement expenses		(80,000)		(80,000)
Interest expense, net	(1,530,847)	(953,623)	(4,028,129)	(3,958,187)	(5,789,302)	(2,394,779)
Other income (expense)	(4,912,980)	(5,636,476)	(4,690,738)	(8,808,162)	(6,206,274)	95,251
Loss before income taxes	(5,948,196)	(6,672,104)	(7,817,953)	(12,579,091)	(10,810,160)	(5,315,672)
Provision for income taxes
Net loss	$ (5,948,196)	$ (6,672,104)	$ (7,817,953)	$ (12,579,091)	$ (10,810,160)	$ (5,315,672)
Basic and diluted loss per share	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.05)
Weighted average common shares outstanding:
Basic and diluted	369,234,308	263,535,090	348,379,894	220,353,026	242,090,416	117,405,894